Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Commitments and Contingencies
38.	Commitments and Contingencies

(a)	Contingent liabilities
Contingent liabilities can change due to unforeseen circumstances; therefore, management continuously reviews whether the likelihood of an outflow of resources embodying economic benefits has increased. Except in extremely rare circumstances where it cannot be reliably estimated, if the likelihood of an outflow of future economic benefits has increased, even if it had been treated as a contingent liability in the past, such changes in likelihood are recognized as a provision in the consolidated financial statements for the period in which the change occurred.

Management makes estimates and assumptions that affect disclosures of commitments and contingencies. All estimates and assumptions are based on the evaluation of current circumstances and appraisals with the supports of internal and/or external specialists.
Management regularly analyzes the most current information on contingent events and provides information regarding provisions related to contingent losses, including potential estimated legal costs. Such assessments are based on the consultations with internal and external legal counsel. In making the decision on the recognition of a provision, management considers the likelihood of an outflow of resources embodying economic benefits to settle the obligation and the possibility of making a reliable estimate of the amount.

(b)	Details of guarantees
1) Contingent liabilities on outstanding guarantees provided by the Company as of December 31, 2024 are as follows:

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO HOLDINGS INC.	POSCO Asia Co., Ltd.	Credit Agricole and others	USD	125,000,000	183,750	—	—
	POSCO Argentina S.A.U	HSBC and others	USD	1,079,900,000	1,587,453	745,941,390	1,096,533
POSCO	POSCO-VIETNAM Co., Ltd.	Shinhan Bank and others	USD	110,000,000	161,700	49,999,999	73,500
	POSCO ASSAN TST STEEL INDUSTRY Inc	Citibank and others	USD	122,850,000	180,590	122,850,000	180,590
	POSCO COATED STEEL (THAILAND) CO., LTD.	HSBC and others	THB	4,800,000,000	206,400	2,352,000,000	101,136
POSCO INTERNATIONAL Corporation	GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	POSCO Asia Co., Ltd.	USD	13,200,000	19,404	11,000,000	16,170
	PT. Bio Inti Agrindo	BTPN and others	IDR	902,400,000,000	82,209	902,400,000,000	82,209
	POSCO ASSAN TST STEEL INDUSTRY	Woori Bank Hong Kong and others	USD	13,650,000	20,066	13,650,000	20,066
	POSCO INTERNATIONAL Deutschland GmbH	Bank Mendes Gans Amsterdam	USD	50,000,000	73,500	18,719,280	27,517
	POSCO INTERNATIONAL JAPAN Corp.					6,370,603	9,365
	POSCO INTERNATIONAL AMERICA Corp.					—	—
	POSCO INTERNATIONAL SINGAPORE Pte. Ltd.					—	—
	POSCO INTERNATIONAL Malaysia SDN BHD					—	—
	POSCO INTERNATIONAL ITALIA S.R.L.					—	—
	POSCO INTERNATIONAL MEXICO S.A. de C.V.					—	—

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
	POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY LTD					—	—
	POSCO INTERNATIONAL MEXICO E-MOBILITY S.A DE C.V.					—	—
	POSCO INTERNATIONAL POLAND E-MOBILITY Sp.z.o.o					—	—
	POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD.	SC MALAYSIA	USD	5,000,000	7,350	5,000,000	7,350
	PT. KRAKATAU POSCO ENERGY	POSCO Asia Co., Ltd. and others	USD	102,903,407	151,268	41,301,000	60,712
	POSCO INTERNATIONAL MEXICO E-MOBILITY S.A DE C.V.	Export-Import Bank of Korea and others	USD	31,054,800	45,651	30,379,000	44,657
	PT POSCO INTERNATIONAL ENP INDONESIA	PT Bank Negara Indonesia	USD	750,000	1,103	750,000	1,103
POSCO Eco & Challenge Co., Ltd.	POSCO E&C Vietnam Co., Ltd.	POSCO Asia Co., Ltd.	USD	13,000,000	19,110	13,000,000	19,110
POSCO STEELEON CO.,LTD.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	USD	13,986,947	20,561	13,986,947	20,561
POSCO FUTURE M CO., LTD.	ULTIUM CAM LIMITED PARTNERSHIP	Investissement Quebec, Strategic Innovation Fund	CAD	299,562,500	306,740	232,265,400	237,830
[Associates and joint ventures]
POSCO HOLDINGS INC.	Nickel Mining Company SAS	SMBC	EUR	46,000,000	70,322	46,000,000	70,322
POSCO	POSUK Titanium LLP	Shinhan Bank	USD	12,750,000	18,743	12,750,000	18,743
POSCO INTERNATIONAL Corporation	GLOBAL KOMSCO Daewoo LLC	Hana Bank Bahrain	USD	6,650,000	9,776	5,950,000	8,747
POSCO Eco & Challenge Co., Ltd.	Chun-cheon Energy Co., Ltd	Kookmin Bank and others	KRW	149,200	149,200	126,360	126,360
[Others]
POSCO Eco & Challenge Co., Ltd.	Subcontractors for maintenance projects, etc.	Kookmin Bank and others	KRW	913,369	913,369	493,319	493,319
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori Bank and others	AUD	18,112,062	16,549	18,112,062	16,549
PT. Bio lnti Agrindo	KSU Mandob Sejatera	Bank Muamalat	IDR	80,000,000,000	7,288	22,933,333,333	2,089
POSCO COATED STEEL (THAILAND) CO., LTD.	AMATA NATURAL GAS DISTRIBUTION	SC Bank
	COMPANY LIMITED and others		THB	54,569,000	2,346	54,569,000	2,346
	BUREAU OF INDIAN STANDARDS (BIS)	SC Bank	USD	10,000	15	10,000	15
POSCO Maharashtra Steel Private Limited	Gail India and others	HSBC and others	INR	833,764,043	14,329	833,764,043	14,330

2)	The details of credit enhancements by types of the Company’s PF business as of December 31, 2024 are as follows:

①	Maintenance projects and others

a.	Details of PF credit enhancements including debt assumption and supplemental funding agreement and maturity of the related loans as follows:

(in millions of Won)
Provider	Projects(*1)	Borrower	Type	Credit enhancement measures	Agreed amount		Executed amount	Total	Within 3 months	3~6 months	6 months ~1 year	1 year ~2 years	2 years ~3 years	After 3 years
[The Company]
POSCO Eco & Challenge Co., Ltd.	Other projects	JB CLARK HILLS CORP	Main PF	Debt assumption	￦	48,510	40,425	40,425	—	—	40,425	—	—	—
[Associates and joint ventures]
POSCO Eco & Challenge Co., Ltd.	Other projects	New Songdo International City Development, LLC	Mortgage loan	Debt assumption		494,000	294,900	294,900	—	66,400	—	—	228,500	—
[Others]
POSCO Eco & Challenge Co., Ltd.	Maintenance projects	Bangbae Shindonga Apartment Reconstructionand Maintenance Project Association, etc.	Main PF	Debt assumption		1,010,126	483,423	483,423	43,708	33,600	124,945	85,432	87,917	107,821
	Other projects	Civic Center PFV	Main PF	Debt assumption		45,000	45,000	45,000	—	—	—	—	—	45,000
	Other projects	LandmarkSewoon	Main PF	Debt assumption		50,000	50,000	50,000	—	—	—	—	—	50,000
	Other projects	DAON INP Co., Ltd.	Main PF	Joint guarantee		36,000	11,430	11,430	—	—	11,430	—	—	—
	Other projects	Jeonju Eco-city	Main PF	Debt assumption		53,300	22,800	22,800	—	—	—	22,800	—	—
POSCO DX Co., Ltd.	Other projects	Jeonnong school keeper co. and others(*2)	Main PF	Supplemental funding agreement		123,309	44,062	44,062	—	—	—	—	—	44,062

						1,317,735	656,715	656,715	43,708	33,600	136,375	108,232	87,917	246,883

					￦	1,860,245	992,040	992,040	43,708	100,000	176,800	108,232	316,417	246,883

(*1)	The maintenance project mainly consists of reconstruction and condominium construction projects, and other projects such as office buildings, retail shops, warehouses, and educational facilities.
(*2)
The obligation to supplement funding has been included in the
Company’s
proportionate interests. The execution amount of the supplement funding obligation may vary depending on the fulfillment of such obligations by other construction investors or operational investors.
(Including other interests: guarantee limit of ￦
1,122,320 million, outstanding loan balance of
￦
404,459 million)

b.	The details of conditional debt assumption and principal repayment contracts in the event of construction default as of December 31, 2024 are as follows:

(in millions of Won)		Contract amount		Contingency amount(*1)(*2)	Balance of loans
Maintenance projects	Total amount	￦	9,904,615	4,010,141	2,088,579
	Amount attributable to the Company		6,921,795	2,788,107	1,314,376

(*1)	The overlapping amount with other credit enhancements such as the debt assumption agreement at the time of loan origination amounted to ￦ 41,065 million for maintenance projects.
(*2)
In the case of joint subcontracting projects, the total joint guarantee amount of the project participants is disclosed. The final execution amount of completion may vary depending on reasons attributable to project participants upon actual completion.

c.	The details of contingencies of claim for damages in the event of construction default as of December 31, 2024 are as follows:

(in millions of Won)
	Number of constructions	Contract amount		Contingency amount(*1)(*2)	Balance of loans
Maintenance projects	Total amount	￦	305,519	76,000	20,000
	Amount attributable to the Company		305,519	76,000	20,000
Other projects	Total amount		11,899,491	11,618,900	7,722,354
	Amount attributable to the Company		11,002,354	11,260,970	7,405,322

	Total amount		12,205,010	11,694,900	7,742,354
	Amount attributable to the Company	￦	11,307,873	11,336,970	7,425,322

(*1)	The overlapping amount with other credit enhancement such as the debt assumption agreement at the time of loan origination amounted to ￦ 106,430 million for the maintenance projects.
(*2)
In the case of joint subcontracting projects, the total joint guarantee amount of the project participants is disclosed. The final execution amount of completion may vary depending on reasons attributable to the project participants upon actual completion.

②	SOC projects

(in millions of Won)
Provider	Recipient	Credit enhancement measures	Approved amount		Remaining balance after repayment
[Associates and joint ventures]
POSCO DX Co., Ltd.	UITrans LRT Co., Ltd(*1)	Providing funds and debt assumption	￦	81,883	28,371
	Pocheon-Hwado Highway Corp.(*2)	Providing funds		24,923	22,323
POSCO Eco & Challenge Co., Ltd.	UITrans LRT Co., Ltd(*1)	Providing funds and debt assumption		205,051	142,081
	Pocheon-Hwado Highway Corp.(*2)	Providing funds		319,526	286,182
	POHANG E&E Co., LTD(*3)	Providing funds and supplemental funding agreement		71,930	45,064
	Pureun Tongyeong Enviro Co., Ltd.(*3)	Providing funds		22,714	10,924
	Pure Gimpo.Co., Ltd(*3)	Providing funds		51,565	23,223
	Clean Iksan Co., Ltd(*3)	Providing funds		44,054	`22,140

				821,646	580,308

(in millions of Won)
Provider	Recipient	Credit enhancement measures	Approved amount		Remaining balance after repayment
[Others]
POSCO DX Co., Ltd.	Western Inland highway CO., LTD.	Providing funds		47,348	30,376
POSCO Eco & Challenge Co., Ltd.	Western Seoul highway CO., LTD. and others	Supplemental funding agreement		62,720	29,391
	Western Inland highway CO., LTD. and others	Providing funds		2,753,470	1,459,302
	Pohang Youngil Bay New Port	Debt assumption		2,250	1,440
	Busan Sanseong Tunnel	Refinancing		26,750	26,750

				2,892,538	1,547,259

			￦	3,714,184	2,127,567

(*1)
The
Company
provides a funding
obligation agreement
of
￦
71,034 million (including other shares:
￦
249,700 million) equivalent to the
Company
’s shares of the loan balance for the private investment project.

(*2)
The
Company
provides a funding
obligation agreement

of
￦
308,505 million (including other shares:
￦
558,077 million) equivalent to the
Company
’s shares of the loan balance for the private investment project.

(*3)
The
Company
provides a funding
obligation agreement
of
￦
98,079 million (including other shares:
￦
179,179 million) equivalent to the
Company
’s shares of the loan balance for the private investment project.

3)	Other guarantees

①
As of December 31, 2024, the payment guarantees that the Company provides to clients, such as contract performance guarantees, installment guarantees, and defect guarantees, by subscribing to insurance policies with insurance companies or issuing guarantee certificates are as follows:

(in millions of Won)
Provider of credit enhancement	Recipient of credit enhancement	Types of guarantees	Agreed amount		Executed amount	Guarantor
[Subsidiaries]
POSCO Eco & Challenge Co., Ltd.	Ventanas Philippines Construction Inc	Guarantee on performance for contracts and others	￦	11,476	11,476	Credit Agricole and others

[Associates and joint ventures]
POSCO Eco & Challenge Co., Ltd.	PT. Tanggamus Electric Power	Letter of credit		2,998	2,998	Hana Bank
	PT. Wampu Electric Power	Letter of credit		2,646	2,646	Hana Bank

				5,644	5,644

[Others]
POSCO Eco & Challenge Co., Ltd.	DAEWOO ENGINEERING & CONSTRUCTION Co., Ltd	Guarantee on performance for construction		8,429,886	8,425,499	Construction Guarantee Cooperative
POSCO WIDE Co., Ltd	Human Eco-Land Co., Ltd.	Guarantee on performance and others		3,154	3,154	Seoul Guarantee Insurance
POSCO M-TECH	KOREA AEROSPACE INDUSTRIES, LTD. and others	Guarantee on performance		3,080	3,080	Seoul Guarantee Insurance
Shinan Green Energy Co.,LTD.	Shinan-gun, Jeollanam-do	Guarantee on performance		2,963	2,963	Seoul Guarantee Insurance
Korea Fuel Cell	Korea Western Power Co., Ltd	Guarantee on performance		1,685	1,685	Seoul Guarantee Insurance

				8,440,768	8,436,381

			￦	8,457,888	8,453,501

②	As of December 31, 2024, the primary payment guarantees and others, that the Company is provided from the guarantee institution are as follows:

(in millions of Won)
Provider	Types of guarantees	Agreed amount		Executed amount
Construction Guarantee Cooperative	Subcontractor Payment Guarantee and others	￦	7,286,664	7,286,664
Engineering guarantee insurance	Guarantee on performance for EPC contracts and others		901,168	513,163
Seoul Guarantee Insurance	Construction performance guarantee and others		567,904	567,904
Korea Housing & Urban Guarantee Corporation	Housing Guarantee and others		7,436,886	7,429,429
Woori Bank and others	Foreign currency guarantee		2,046,468	885,486
Korea software financial cooperative	Guarantee on performance for contracts		126,983	126,983
Seoul Guarantee Insurance	Guarantee on performance and others		45,630	45,630
Construction Guarantee Cooperative	Guarantee on performance		4,337	4,337

		￦	18,416,040	16,859,596

(c)	Major commitments
Details of other commitments of the Company as of December 31, 2024 are as follows:

Company	Description
POSCO HOLDINGS INC.
As of December 31, 2024, POSCO HOLDINGS INC. entered into a commitment with KOREA ENERGY AGENCY for long-term foreign currency borrowings, which are limited up to the amount of USD 1.05 million. The borrowing is related to the exploration of gas hydrates in Western Fergana-Chinabad. The repayment of the borrowings depends on the success of the projects. POSCO HOLDINGS INC. is not liable for the repayment of full or part of the amount borrowed if the respective projects fail. POSCO HOLDINGS INC. has agreed to pay a certain portion of its profits under certain conditions, as defined by the borrowing agreements. As of December 31, 2024, the ending balance of the borrowing amounts to USD 1.02 million.

POSCO HOLDINGS INC. has deposited 83,671 treasury shares for exchange with the Korea Securities Depository in relation to foreign currency exchangeable bonds as of December 31, 2024.

POSCO
POSCO entered into long-term contracts to purchase iron ore, coal, nickel and others. The long-term purchase contract period is more than two years for iron ore, three years for coal, and one year for nickel. These contracts provide for periodic price adjustments based on the market price. As of December 31, 2024, 80 million tons of iron ore and 7 million tons of coal remained to be purchased under such long-term contracts.

POSCO entered into an agreement with Tangguh Liquefied Natural Gas (LNG) Consortium in Indonesia to purchase 550 thousand tons of LNG annually for 20 years commencing in August 2005. The purchase contract period and volume are 550,000 tons per year for 20 years from August 2005, and 120,000 tons from September 2025 to December 2026. The purchase price is subject to change, based on changes of the monthly standard oil price (JCC) and with a price ceiling.

POSCO has a long-term service contract for the transportation of raw material. As of December 31, 2024, there are 36 vessels under contract, and the average remaining contract period is about 6 years.

POSCO entered into an agreement (LNG SPA) with POSCO INTERNATIONAL SINGAPORE PTE LTD. to purchase 370 thousand tons of LNG annually for 15 years commencing in November 2026.

The purchase price is subject to change based on changes of U.S. Henry Hub Natural Gas Spot Price. POSCO has extension option of extending the purchase contract by five years.

POSCO INTERNATIONAL Corporation	POSCO INTERNATIONAL Corporation operates a ship-to-ship business in which ships are chartered from ship’s owners and leased out to shippers. POSCO INTERNATIONAL Corporation has entered into a ship purchase agreement with the ship owners and the shippers, which obliges the shippers to pay the agreed amount either at the end of the contract terms or at the agreed termination and to take over the ownership of the vessel from the ship owners. Only if the shipper fails to fulfill its obligation including payment obligation for the purchase of the vessel, POSCO INTERNATIONAL Corporation is obliged to take over the ship

Company	Description

based on the condition that the shipper’s contractual obligations and rights are transferred to POSCO INTERNATIONAL Corporation. As of December 31, 2024, the shipper purchased one of the four chartered ship, resulting in the early termination of the ship purchase agreement.

The Company invested in the Ambatovy Nickel Project (DMSA/AMSA) in Madagascar through the Korea Ambatovy Consortium (KAC) formed with Korea Mine Rehabilitation and Mineral Resources Corporation (KOMIR) and STX Corporation. SHERRITT INTERNATIONAL CORP., the operator, transferred a portion of the project’s interests to Sumitomo and AHL (Ambatovy Holdings Limited) in December 2017, and transferred the remaining interests of the project to Sumitomo and AHL2 (Ambatovy Holdings II Limited) in August 2020. KAC has the rights and obligations to the
15.33% stake held by AHL and AHL2.

POSCO Eco & Challenge Co., Ltd.	As of December 31, 2024, according to the investor agreement for the construction of Samcheok Thermal Power Plant, POSCO Eco & Challenge Co., Ltd. is obligated to make contributions for core capital, unqualified investment, excess expenses occurred for business, and acceleration of payment.

(d)	Commitment for asset acquisition
The commitment amount for the acquisition of major assets that has not yet occurred as of December 31, 2024 is as follows:

(In millions of Won)	2024
Property, plant and equipment	￦	5,853,808
Intangible assets		27,859
Investments in associates and joint ventures		92,958

	￦	5,974,625

As of December 31, 2024, litigations in progress that POSCO HOLDINGS INC. and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Description
POSCO HOLDINGS INC.	4	KRW	522	522	Lawsuit on claim for damages and others
POSCO	172	KRW	457,313	457,313	Lawsuit on claim for employee right and others
POSCO INTERNATIONAL Corporation	4	KRW	968	968	Lawsuit on claim for damages and others
	2	INR	4,469,396	76,829	Lawsuit on claim for payment on guarantees and others
	6	USD	74,570	109,617	Lawsuit on claim for damages and others
	1	PKR	124,775	659	Lawsuit on claim for damages
POSCO Eco & Challenge Co., Ltd.	112	KRW	210,631	210,631	Lawsuit on claim for damages and others
POSCO DX Co., Ltd.	1	BRL	14,819	3,526	Lawsuit on claim for damages

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Description
	15	KRW	7,527	7,527	Lawsuit on claim for damages and others
POSCO FUTURE MCO., LTD.	3	KRW	2,664	2,664	Lawsuit on claim for damages and others
POSCO A&C	4	KRW	3,403	3,403	Lawsuit on claim for damages and others
POSCO WIDE Co., Ltd.	1	KRW	123	123	Lawsuit on claim for damages and others
POSCO Mobility Solution Corporation	1	KRW	82	82	Lawsuit on claim for damages and others
POSCO INTERNATIONAL TEXTILE LLC	1	USD	2,389	3,512	Lawsuit on claim for contract settlement
POSCO ASIA COMPANY LIMITED	1	USD	80	117	Lawsuit on claim for damages and others
POSCO-China Holding Corp.	1	USD	1,290	1,896	Lawsuit on claim for damages and others
POSCO Engineering and Construction India Private Limited	2	INR	493,968	8,491	Lawsuit on claim for payment and others
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA	53	BRL	180,818	43,024	Lawsuit on claim for payment on construction and others
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	1	INR	54,420	935	Lawsuit on claim for damages
POSCO INTERNATIONAL AMERICA CORP.	1	USD	3,000	4,410	Lawsuit over contract dispute and others
POSCO SOUTH EAST ASIA PTE. LTD.	2	USD	15,900	23,373	Lawsuit over contract dispute and others
Brazil Sao Paulo Steel Processing Center	7	BRL	6,729	1,601	Lawsuit on claim for labor and others
POSCO Thainox Public Company Limited	2	THB	3,480	150	Lawsuit on invalidation of a check
POSCO ASSAN TST STEEL INDUSTRY Inc.	24	USD	92	135	Lawsuit on claim for labor and others
POSCO Maharashtra Steel Private Limited	1	INR	9,500	163	Lawsuit on claim for labor and others
POSCO-India Private Limited	1	INR	2,466	42	Lawsuit on claim for wages
POSCO MPPC S.A. de C.V.	7	MXN	2,614	186	Lawsuit on claim for labor and others
POSCO(Chongqing) Automotive Processing Center Co., Ltd.	1	CNY	539	108	Lawsuit on claim for penalty payment
The
Company
has recorded a provision for contingent losses for
58
lawsuits, including those related to guarantee obligations, and reasonably estimating the likelihood of occurrence and the amount. (see Note 20)

For all the other lawsuits and claims, management does not believe the Company has any present obligations and therefore, the Company has not recognized any provisions as of December 31, 2024 for the matters.

(f)	Other contingent circumstances
Other major contingencies for the Company as of December 31, 2024 are as follows:

Company	Description
POSCO HOLDINGS INC.	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

The Company has a joint obligation with the company newly established through spin-off, POSCO, to discharge all liabilities (including financial guarantee contracts) incurred prior to the spin-off date.

POSCO INTERNATIONAL Corporation	As of December 31, 2024, POSCO INTERNATIONAL Corporation has provided 24 blank promissory notes and 18 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO Eco & Challenge Co., Ltd.	As of December 31, 2024, POSCO Eco & Challenge Co., Ltd. has provided 38 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans.

POSCO DX Co., Ltd.	As of December 31, 2024, POSCO DX Co., Ltd. has provided 7 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.

(g)	Other commitments
As of December 31, 2024, the Company has credit agreements for overdrafts, general loans, trade finance, and so forth with a number of financial institutions, including the Korea Development Bank. The total limit is
￦
32,644,389 million, which is the Korean won equivalent of limits denominated in various foreign currencies.